UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6707

Narragansett Insured Tax-Free Income Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: June 30, 2010

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2011
(unaudited)

Principal Amount	General Obligation Bonds (33.3%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	Bristol, Rhode Island
$2,200,000	4.000%, 02/15/26 AGMC Insured	Aa2/AA+/NR	$2,178,022
2,500,000	4.375%, 02/15/29 AGMC Insured	Aa2/AA+/NR	2,504,000

	Coventry, Rhode Island
550,000	5.000%, 11/01/16 AMBAC Insured	Aa3/NR/NR	564,262
550,000	5.000%, 11/01/17 AMBAC Insured	Aa3/NR/NR	563,112

	Cranston, Rhode Island
1,000,000	4.250%, 04/01/18 NPFG Insured	A1/A/A	1,041,960
1,000,000	4.250%, 04/01/19 NPFG Insured	A1/A/A	1,028,060
1,000,000	4.300%, 04/01/20 NPFG Insured	A1/A/A	1,018,880
250,000	5.000%, 02/15/22 AGMC Insured	Aa3/AA+/AA-	257,365
1,000,000	4.500%, 04/01/23 NPFG Insured	A1/A/A	1,021,500
250,000	5.000%, 02/15/24 AGMC Insured	Aa3/AA+/AA-	255,395
2,455,000	4.625%, 07/01/25 AGMC Insured	Aa3/AA+/NR	2,493,347
1,500,000	4.500%, 04/01/26 NPFG Insured	A1/A/A	1,488,690
990,000	4.750%, 07/01/28 AGMC Insured	Aa3/AA+/NR	994,752
750,000	4.300%, 07/01/30 2010 Series A AGMC Insured	Aa3/AA+/A	703,823

	Cumberland, Rhode Island
250,000	4.000%, 02/01/14 NPFG FGIC Insured	A1/A/NR	261,328
250,000	4.000%, 02/01/15 NPFG FGIC Insured	A1/A/NR	258,308
250,000	4.000%, 02/01/16 NPFG FGIC Insured	A1/A/NR	257,445
250,000	4.100%, 02/01/17 NPFG FGIC Insured	A1/A/NR	257,300
1,000,000	4.250%, 08/01/17 AGMC Insured	Aa3/AA+/NR	1,066,710
250,000	4.150%, 02/01/18 NPFG FGIC Insured	A1/A/NR	256,485
600,000	4.250%, 08/01/18 AGMC Insured	Aa3/AA+/NR	636,384
1,255,000	5.000%, 10/01/18 NPFG Insured	A1/A/NR	1,266,784
1,040,000	5.200%, 10/01/21 NPFG Insured	A1/A/NR	1,048,538

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	Aa3/AA+/NR	2,291,175

	Lincoln, Rhode Island
1,000,000	4.500%, 08/01/24 NPFG Insured	Aa2/NR/AA	1,024,670
1,775,000	4.500%, 08/01/25 NPFG Insured	Aa2/NR/AA	1,804,305
2,000,000	4.500%, 08/01/26 NPFG Insured	Aa2/NR/AA	2,020,640

	New Shoreham, Rhode Island
245,000	4.000%, 11/15/15 AMBAC Insured	NR/AA/NR	252,727
255,000	4.250%, 11/15/16 AMBAC Insured	NR/AA/NR	262,816
270,000	4.250%, 11/15/17 AMBAC Insured	NR/AA/NR	277,193
910,000	4.800%, 04/15/18 AMBAC Insured	NR/AA/NR	929,328
285,000	4.500%, 11/15/18 AMBAC Insured	NR/AA/NR	292,846
1,105,000	5.000%, 04/15/22 AMBAC Insured	NR/AA/NR	1,125,840

	Newport, Rhode Island
1,000,000	4.750%, 11/01/18 AMBAC Insured (pre-refunded)	Aa2/NR/NR	1,035,580
800,000	5.000%, 11/01/20 AMBAC Insured (pre-refunded)	Aa2/NR/NR	829,608

	North Kingstown, Rhode Island
500,000	3.750%, 10/01/12 NPFG FGIC Insured	Aa2/AA/NR	523,690

	North Providence, Rhode Island
500,000	4.700%, 09/15/14 AGMC Insured	Aa3/AA+/NR	506,340
500,000	3.650%, 10/15/14 AGMC Insured	Aa3/AA+/NR	519,985
2,225,000	3.625%, 07/15/15 AGMC Insured	Aa3/AA+/NR	2,237,638
500,000	3.750%, 10/15/15 AGMC Insured	Aa3/AA+/NR	517,205
250,000	4.000%, 10/15/17 AGMC Insured	Aa3/AA+/NR	255,918

	Pawtucket, Rhode Island
910,000	4.000%, 04/15/14 AMBAC Insured	Baa2/NR/BBB-	930,948
1,950,000	4.500%, 07/15/26 AGMC Insured	Aa3/NR/NR	1,964,645
1,500,000	4.750%, 07/15/29 AGMC Insured	Aa3/NR/NR	1,513,185

	Providence, Rhode Island
500,000	5.000%, 07/15/14 AGMC Insured	Aa3/AA+/A	538,430
1,500,000	5.000%, 01/15/23 AGMC Insured Series 2010 A Refunding	Aa3/AA+/NR	1,502,190
1,500,000	5.000%, 01/15/26 AGMC Insured Series 2010 A Refunding	Aa3/AA+/NR	1,439,325

	State of Rhode Island
4,000,000	5.000%, 08/01/14 Series A NPFG FGIC Insured	Aa2/AA/AA	4,049,720
2,000,000	5.000%, 08/01/12 Series B NPFG Insured	Aa2/AA/AA	2,118,180

1,000,000	5.000%, 06/01/14 Series B NPFG FGIC Insured (pre-refunded)	Aa2/AA/AA	1,007,350
2,000,000	5.000%, 08/01/15 Series B NPFG FGIC Insured	Aa2/AA/AA	2,022,360
1,000,000	5.250%, 11/01/11 Series C NPFG Insured	Aa2/AA/AA	1,027,810
1,500,000	5.000%, 09/01/20 Series C NPFG Insured (pre-refunded)	Aa2/AA/AA	1,543,725
2,000,000	4.500%, 02/01/17 NPFG Insured	Aa2/AA/AA	2,111,640
2,000,000	5.250%, 11/01/17 FGIC Insured (pre-refunded)	Aa2/AA/AA	2,150,880

	Warwick, Rhode Island
250,000	4.125%, 07/15/13 AMBAC Insured	Aa2/AA-/NR	259,178
665,000	4.250%, 07/15/14 AMBAC Insured	Aa2/AA-/NR	687,962
700,000	4.375%, 07/15/15 AMBAC Insured	Aa2/AA-/NR	721,392
1,000,000	4.000%, 08/01/16 AGMC Insured Series 2008	Aa2/AA+/NR	1,084,680
770,000	4.600%, 07/15/17 AMBAC Insured	Aa2/AA-/NR	788,711
1,015,000	4.000%, 08/01/17 AGMC Insured Series 2008	Aa2/AA+/NR	1,089,359
905,000	4.250%, 01/15/18 Syncora Guarantee, Inc. Insured	Aa2/AA-/NR	956,214
810,000	4.700%, 07/15/18 AMBAC Insured	Aa2/AA-/NR	829,975
1,000,000	5.000%, 01/15/19 NPFG FGIC Insured	Aa2/AA-/NR	1,018,260
855,000	4.750%, 07/15/19 AMBAC Insured	Aa2/AA-/NR	871,100
500,000	5.000%, 01/15/20 NPFG FGIC Insured	Aa2/AA-/NR	508,815

	West Warwick, Rhode Island
500,000	4.875%, 03/01/16 AMBAC Insured	A1/NR/BBB+	513,605
670,000	5.000%, 03/01/17 AMBAC Insured	A1/NR/BBB+	686,897
700,000	5.050%, 03/01/18 AMBAC Insured	A1/NR/BBB+	716,310
735,000	5.100%, 03/01/19 AMBAC Insured	A1/NR/BBB+	750,523
1,900,000	4.625%, 04/01/26 AGMC Insured	Aa3/NR/NR	1,929,811
1,400,000	4.750%, 04/01/29 AGMC Insured	Aa3/NR/NR	1,409,240

	Westerly, Rhode Island
900,000	4.000%, 07/01/17 NPFG Insured	Aa2/AA/NR	959,949
900,000	4.000%, 07/01/18 NPFG Insured	Aa2/AA/NR	946,422

	Woonsocket, Rhode Island
655,000	4.450%, 12/15/12 NPFG FGIC Insured	Ba1/NR/BBB-	656,258
685,000	4.550%, 12/15/13 NPFG FGIC Insured	Ba1/NR/BBB-	686,308
550,000	4.250%, 03/01/25 AMBAC Insured	Ba1/NR/BBB-	541,470

	Total General Obligation Bonds		80,662,781

	Revenue Bonds (65.7%)

	Development Revenue Bonds (10.6%)

	Providence, Rhode Island Redevelopment Agency Revenue Refunding Public Safety Building Project
2,000,000	4.750%, 04/01/22 AMBAC Insured Series A	Baa1/BBB/NR	1,993,220
1,000,000	5.000%, 04/01/28 Series A AMBAC Insured	Baa1/BBB/NR	946,130

	Rhode Island Convention Center Authority Revenue Refunding
2,000,000	5.000%, 05/15/21 AGMC Insured	Aa3/AA+/AA	2,088,140
4,000,000	5.000%, 05/15/23 AGMC Insured Series 2005 A	Aa3/AA+/AA	4,128,640
1,500,000	5.500%, 05/15/27 AGMC Insured Series A	Aa3/AA+/AA-	1,580,070

	Rhode Island State Economic Development Corp.,
	Airport Revenue
540,000	4.625%, 07/01/26 AGMC Insured Series B	Aa3/AA+/A-	524,151
1,670,000	5.000%, 07/01/13 NPFG Insured Series C	A3/BBB+/A-	1,773,056
1,000,000	5.000%, 07/01/18 AGMC Insured Series C	Aa3/AA+/A-	1,093,130
1,500,000	5.000%, 07/01/22 NPFG Insured Series C	A3/BBB+/A-	1,534,365

	Rhode Island State Economic Development Corp., Motor Fuel Tax Revenue (Rhode Island Department of Transportation)
1,000,000	4.000%, 06/15/15 Series A AMBAC Insured	A1/A+/A+	1,014,870
2,385,000	4.700%, 06/15/23 Series 2003A AMBAC Insured	A1/A+/A+	2,292,271
1,000,000	4.000%, 06/15/18 Series 2006A AMBAC Insured	A1/A+/A+	984,590

	Rhode Island State Economic Development Corp., (Rhode Island Airport Corp. Intermodal Facility Project)
1,000,000	4.250%, 07/01/17 CIFG Assurance North America, Inc. Insured	Baa1/BBB+/NR	992,910

	Rhode Island Economic Development Corp. (Rhode Island Department of Transportation)
1,500,000	5.250%, 06/15/21 AGMC Insured	Aa2/AA+/AA-	1,632,000

	Rhode Island State Economic Development Corp.,
	University of Rhode Island
750,000	4.800%, 11/01/11 Series 1999 AGMC Insured	Aa3/NR/NR	751,260
750,000	4.900%, 11/01/12 Series 1999 AGMC Insured	Aa3/NR/NR	752,115
750,000	4.900%, 11/01/13 Series 1999 AGMC Insured	Aa3/NR/NR	751,898
750,000	5.000%, 11/01/14 Series 1999 AGMC Insured	Aa3/NR/NR	751,785

	Total Development Revenue Bonds		25,584,601

	Higher Education Revenue Bonds (22.0%)

	Rhode Island Health & Education Building Corp., Brown University
2,000,000	5.250%, 09/01/17 Series 2001 A NPFG Insured	Aa1/AA+/NR	2,027,460
2,500,000	4.750%, 09/01/33 Series 2003 A	Aa1/AA+/NR	2,479,450
1,000,000	4.750%, 09/01/37 Series 2003 A	Aa1/AA+/NR	957,870

	Rhode Island Health & Education Building Corp., Bryant College
1,000,000	5.125%, 06/01/19 AMBAC Insured	A2/A/NR	1,020,940
230,000	5.000%, 12/01/21 AMBAC Insured	A2/A/NR	232,086

	Rhode Island Health & Education Building Corp., Higher Educational Facilities
1,010,000	3.625%, 09/15/14 Series 2003 B NPFG Insured	Baa1/BBB/NR	1,019,524
1,050,000	4.000%, 09/15/15 Series 2003 B NPFG Insured	Baa1/BBB/NR	1,064,889
1,040,000	4.000%, 09/15/16 Series 2003 B NPFG Insured	Baa1/BBB/NR	1,048,424
600,000	3.625%, 09/15/14 Series 2003 C NPFG Insured	Baa1/BBB/NR	606,366
500,000	4.000%, 09/15/15 Series 2003 C NPFG Insured	Baa1/BBB/NR	508,265
500,000	4.000%, 09/15/16 Series 2003 C NPFG Insured	Baa1/BBB/NR	505,215
1,500,000	4.250%, 05/15/21 Series A AGMC Insured	Aa3/NR/NR	1,499,940
2,000,000	4.375%, 05/15/22 Series A AGMC Insured	Aa3/NR/NR	1,997,300
5,000,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	4,969,100

	Rhode Island Health & Education Building Corp., Johnson & Wales University
465,000	5.500%, 04/01/15 Series 1999 A NPFG Insured	Baa1/BBB/NR	498,447
900,000	5.500%, 04/01/16 Series 1999 A NPFG Insured	Baa1/BBB/NR	963,864
785,000	5.500%, 04/01/17 Series 1999 A NPFG Insured	Baa1/BBB/NR	838,537
3,210,000	4.000%, 04/01/13 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	3,291,534
500,000	5.250%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	520,380
2,000,000	4.000%, 04/01/14 Series 2003 Syncora Guarantee, Inc. Insured	NR/NR/NR*	2,033,680
1,500,000	5.000%, 04/01/29 NPFG Insured	Baa1/BBB/NR	1,303,530

	Rhode Island Health & Educational Building Corp., Higher Education Facility, New England Institute of Technology
3,000,000	4.750%, 03/01/30 Series 2010 A	NR/A/A+	2,821,410

	Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design
250,000	4.400%, 06/01/15 NPFG Insured	A1/BBB/NR	255,705
585,000	4.600%, 06/01/17 NPFG Insured	A1/BBB/NR	597,847
505,000	4.700%, 06/01/18 Series 2001 NPFG Insured	A1/BBB/NR	516,019
280,000	4.750%, 06/01/19 Series 2001 NPFG Insured	A1/BBB/NR	286,037
1,310,000	5.625%, 08/15/22 Syncora Guarantee, Inc. Insured Series D	A1/NR/NR	1,355,824
900,000	5.000%, 08/15/23 Syncora Guarantee, Inc. Insured Series D	A1/NR/NR	909,927
1,000,000	5.000%, 06/01/31 NPFG Insured	A1/BBB/NR	988,670

	Rhode Island Health & Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	Aa3/AA+/NR	1,987,640

	Rhode Island Health & Educational Building Corp., Higher Education Facility, Roger Williams University
500,000	5.125%, 11/15/11 AMBAC Insured	NR/NR/NR*	501,030
1,000,000	5.125%, 11/15/14 Series 1996 S AMBAC Insured	NR/NR/NR*	1,001,380
1,000,000	5.000%, 11/15/18 Series 1996 S AMBAC Insured	NR/NR/NR*	1,000,260
500,000	5.000%, 11/15/24 AMBAC Insured	NR/NR/NR*	467,590

	Rhode Island Health & Educational Building Corp., University of Rhode Island
800,000	5.000%, 09/15/23 Series 2003 C Refunding NPFG Insured	Baa1/BBB/NR	798,512
1,200,000	4.125%, 09/15/13 Series 2005 G AMBAC Insured	Aa3/A+/NR	1,260,228
1,000,000	4.500%, 09/15/26 Series 2005 G Refunding AMBAC Insured	Aa3/A+/NR	973,900

	Rhode Island Health & Education Facilities Authority, Providence College
1,000,000	4.250%, 11/01/14 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,042,810
2,500,000	4.375%, 11/01/15 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,597,650
2,500,000	4.500%, 11/01/16 Syncora Guarantee, Inc. Insured	A2/NR/NR	2,585,850
1,000,000	4.500%, 11/01/17 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,026,110
1,000,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured Series 2003 A	A2/NR/NR	1,006,430

	Total Higher Education Revenue Bonds		53,367,630

	Hospital Revenue Bonds (3.9%)

	Rhode Island Health & Education Building Corp., Lifespan Obligation
2,500,000	5.000%, 05/15/20 Series A AGMC Insured	Aa3/AA+/NR	2,586,375
5,000,000	5.000%, 05/15/26 Series A AGMC Insured	Aa3/AA+/NR	5,024,350
1,900,000	5.250%, 05/15/26 NPFG Insured	A3/BBB/NR	1,804,810

	Total Hospital Revenue Bonds		9,415,535

	Housing Revenue Bonds (4.3%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
3,200,000	4.000%, 10/01/25 Series 2010 #3	Aa2/NR/NR	2,942,464
2,250,000	4.100%, 04/01/28 Series 2010 #3	Aa2/NR/NR	2,037,645

	Rhode Island Housing & Mortgage Finance Corp. Homeowner Opportunity
1,000,000	3.750%, 10/01/13 Series 50-A NPFG Insured	Aa2/AA+/NR	1,035,860

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,426,725
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	1,925,280

	Total Housing Revenue Bonds		10,367,974

	Lease Revenue Bonds (1.2%)

	Rhode Island Certificates of Participation (Central Power Plant)
1,000,000	4.000%, 10/01/20 Series D AGMC Insured	Aa3/AA+/AA-	1,003,400

	Rhode Island Certificates of Participation (Kent County Court House Project)
250,000	5.000%, 10/01/22 NPFG Insured Series 2004 A	Aa3/AA-/AA-	257,325

	Rhode Island Certificates of Participation (School for the Deaf Project)
1,000,000	5.500%, 04/01/27 Series C 2009 AGMC Insured	Aa3/AA+/AA-	1,033,920
500,000	5.625%, 04/01/29 Series C 2009 AGMC Insured	Aa3/AA+/AA-	515,390

	Total Lease Revenue Bonds		2,810,035

	Pollution Control Revenue Bonds (2.8%)

	Rhode Island Clean Water Finance Agency, Water Pollution
	Control Bonds
1,490,000	5.000%, 10/01/18 Series B NPFG-IBC Insured (pre-refunded)	Aaa/NR/NR	1,592,110
310,000	5.000%, 10/01/18 Series B NPFG-IBC Insured	Aaa/AAA/NR	323,342
4,765,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AA/NR	4,861,110

	Total Pollution Control Revenue Bonds		6,776,562

	Secondary School Revenue Bonds (11.4%)

	Providence, Rhode Island Public Building Authority, School Projects
500,000	5.500%, 12/15/14 Series 1996 B NPFG Insured	Baa1/BBB/NR	501,330
500,000	5.500%, 12/15/15 Series 1996 B NPFG Insured	Baa1/BBB/NR	501,195
1,000,000	5.250%, 12/15/14 Series 1998 A AGMC Insured	Aa3/AA+/NR	1,002,930
685,000	5.000%, 12/15/18 Series 1998 A AGMC Insured	Aa3/AA+/NR	686,130
500,000	5.125%, 12/15/14 Series 1999 A AMBAC Insured	Baa1/BBB/NR	503,885
250,000	5.250%, 12/15/15 Series 1999 A AMBAC Insured	Baa1/BBB/NR	251,728
1,500,000	5.250%, 12/15/17 Series 1999 A AMBAC Insured	Baa1/BBB/NR	1,511,700
1,000,000	5.250%, 12/15/19 Series 1999 A AMBAC Insured	Baa1/BBB/NR	1,004,190
1,395,000	4.000%, 12/15/12 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,449,056
1,450,000	4.000%, 12/15/13 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,500,257
1,505,000	4.000%, 12/15/14 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,542,941
1,570,000	4.000%, 12/15/15 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,603,802
1,630,000	4.000%, 12/15/16 Series 2003 A NPFG Insured	Baa1/BBB/NR	1,655,330
150,000	5.500%, 12/15/13 Series 2006 B NPFG Insured	Baa1/BBB/NR	150,428
3,000,000	4.500%, 05/15/27 Series A AGMC Insured	Aa3/AA+/NR	2,873,670
3,000,000	4.500%, 05/15/28 Series 2007 A AGMC Insured	Aa3/AA+/NR	2,838,630
3,000,000	4.500%, 05/15/28 Series 2007 C AGMC Insured	Aa3/AA+/NR	2,838,630

	Rhode Island Health & Education Building Corp., Public School Financing
1,000,000	5.000%, 05/15/17 Series 2006 A AGMC Insured	Aa3/AA+/NR	1,053,800
500,000	5.000%, 05/15/20 Series 2007 A AGMC Insured	Aa3/NR/NR	529,910
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	Aa3/AA+/NR	1,001,030
500,000	5.000%, 05/15/17 Series 2008 A AGMC Insured	Aa3/NR/NR	547,255
2,000,000	4.750%, 05/15/29 Series A AGMC Insured	Aa3/NR/NR	1,964,160

	Total Secondary School Revenue Bonds		27,511,987

	Student Loan Revenue (0.4%)

	State of Rhode Island Student Loan Authority
1,000,000	4.750%, 12/01/23 Senior Series 2010 B	NR/A+/A	949,670

	Transportation Revenue Bonds (2.0%)

	Rhode Island State Turnpike & Bridge Authority Revenue
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,544,896
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	1,896,700
1,580,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,471,928

	Total Transportation Revenue Bonds		4,913,524

	Water and Sewer Revenue Bonds (6.8%)

	Bristol County, Rhode Island Water Authority
750,000	5.250%, 07/01/17 Series 1997 A NPFG Insured	Baa1/BBB/NR	752,100
1,000,000	3.500%, 12/01/13 Series 2004 Refunding A NPFG Insured	Baa1/BBB/NR	1,030,980
1,000,000	3.500%, 12/01/14 Series 2004 Refunding A NPFG Insured	Baa1/BBB/NR	1,023,440

	Kent County, Rhode Island Water Authority
500,000	4.000%, 07/15/12 Series 2002 A NPFG Insured	Baa1/A/NR	520,750
1,055,000	4.150%, 07/15/14 Series 2002 A NPFG Insured	Baa1/A/NR	1,083,179

	Narragansett, Rhode Island Bay Commission Wastewater System Revenue
365,000	5.000%, 08/01/27 Series 2003 A NPFG Insured	Baa1/AA-/NR	367,369
1,000,000	5.000%, 02/01/32 Series 2007 A NPFG Insured	NR/AA-/NR	977,160
4,230,000	5.000%, 08/01/35 Series A NPFG Insured	Baa1/AA-/NR	4,051,748

	Rhode Island Clean Water Protection Finance Agency
295,000	4.600%, 10/01/13 Series A AMBAC Insured	Aaa/NR/NR	295,802
325,000	4.750%, 10/01/14 Series A AMBAC Insured	Aaa/NR/NR	325,858
1,545,000	4.750%, 10/01/18 Series A AMBAC Insured	Aaa/NR/NR	1,548,245
1,250,000	5.400%, 10/01/15 1993 Series A NPFG Insured	Aaa/BBB/NR	1,344,388
500,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	500,890

	Rhode Island Water Resources Board Public Drinking Water Protection
1,500,000	4.000%, 03/01/14 Series 2002 NPFG Insured	Baa1/BBB/NR	1,525,815
595,000	4.250%, 03/01/15 Series 2002 NPFG Insured	Baa1/BBB/NR	603,503
405,000	4.250%, 03/01/15 Series 2002 NPFG Insured (pre-refunded)	NR/A/NR	419,305

	Total Water and Sewer Revenue Bonds		16,370,532

	Other Revenue Bonds (0.4%)

	State of Rhode Island Depositors Economic Protection Corp.
500,000	6.000%, 08/01/17 NPFG Insured ETM	NR/BBB/NR	542,135
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	298,605
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/BBB/AAA	268,471

	Total Other Revenue Bonds		1,109,211

	Total Revenue Bonds		159,177,261

	Total Investments (cost $239,689,094-note b)	99.1%	239,840,042

	Other assets less liabilities	0.9	2,276,689

	Net Assets	100.0%	$242,116,731

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a rating service.

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	5.6%
Pre-refunded bonds †† / Escrowed to Maturity bonds	4.0
Aa of Moody's or AA of S&P or Fitch	53.7
A of Moody's or S&P or Fitch	19.2
Baa of Moody's or BBB of S&P or Fitch	13.8
Not rated*	3.7
100.0%

† Calculated using the highest rating of the three rating services.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGMC- Assured Guaranty Municipal Corp.
AMBAC- American Municipal Bond Assurance Corp.
CIFG -CDC IXIS Financial Guaranty
ETM- Escrowed to Maturity
FGIC- Financial Guaranty Insurance Co.
NPFG- National Public Finance Guarantee
NR - Not rated

See accompanying notes to financial statements.

NARRAGANSETT INSURED TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $239,644,191 amounted to $195,851, which consisted of aggregate gross unrealized appreciation of $3,948,883 and aggregate gross unrealized depreciation of $3,753,032.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	239,840,042
Level 3 – Significant Unobservable Inputs	-
Total	$239,840,042
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NARRAGANSETT INSURED TAX-FREE INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 23, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 23, 2011